Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Leases

NOTE 11 – LEASES

The Company leases real estate and equipment under cancelable and non-cancelable arrangements. The following table sets forth rent expense by business segment (in thousands):

	Year ended December 31,
	2014	2013	2012
Hospital division:
Buildings:
Ventas	$118,130	$107,431	$101,831
Other landlords	56,210	55,481	60,232
Equipment	30,823	32,055	31,809
	205,163	194,967	193,872
Kindred at Home:
Home health:
Buildings	7,027	3,621	2,080
Equipment	805	502	327
	7,832	4,123	2,407
Hospice:
Buildings	895	892	674
Equipment	55	86	59
	950	978	733
Kindred Rehabilitation Services:
Kindred Hospital Rehabilitation Services:
Buildings	6,488	6,821	6,250
Equipment	553	505	398
	7,041	7,326	6,648
RehabCare:
Buildings	1,314	1,311	1,289
Equipment	2,885	3,415	4,153
	4,199	4,726	5,442
Nursing center division:
Buildings:
Ventas	43,809	40,667	39,363
Other landlords	33,412	38,628	36,325
Equipment	8,348	8,493	7,570
	85,569	87,788	83,258
Support center:
Buildings	2,109	2,120	2,242
Equipment	176	164	187
	2,285	2,284	2,429
	$313,039	$302,192	$294,789

NOTE 11 – LEASES (Continued)

Various facility leases include contingent annual rent escalators based upon a change in the Consumer Price Index or other agreed upon terms such as a patient revenue test. These contingent rents are included in rent expense in the year incurred. The Company recorded contingent rent of $0.8 million, $2.5 million and $1.3 million for the years ended December 31, 2014, 2013 and 2012, respectively, including both continuing operations and discontinued operations.

Future minimum payments under non-cancelable operating leases are as follows (in thousands):

	Minimum payments
	Ventas	Other	Total
2015	$174,739	$100,089	$274,828
2016	166,607	91,408	258,015
2017	168,290	72,903	241,193
2018	139,356	60,737	200,093
2019	125,030	56,019	181,049
Thereafter	480,810	234,073	714,883

Ventas master lease agreements

At December 31, 2014, the Company leased from Ventas and its affiliates 38 TC hospitals and 45 nursing centers under four master lease agreements (as amended, the “Master Lease Agreements”). Included in the 45 nursing centers leased at December 31, 2014 are the 2014 Expiring Facilities. For accounting purposes, the Company reflected the operating results of the 2014 Expiring Facilities as discontinued operations in the accompanying consolidated statement of operations for all historical periods.

There are one or more bundles of leased properties under each Master Lease Agreement, with each bundle containing leased nursing centers and/or TC hospitals.

2013 lease renewals and expirations

Under the Master Lease Agreements, the Company had 86 nursing centers and 22 TC hospitals eligible for renewal prior to an April 30, 2015 lease expiration date. On September 30, 2013, the Company entered into an agreement with Ventas to renew the leases for 26 nursing centers and 22 TC hospitals (the “2013 Renewal Facilities”) as follows:

—

the leases for 15 nursing centers and three TC hospitals were renewed for an additional five year term effective May 1, 2015, with annual rents increasing by $4 million on October 1, 2014 and otherwise subject to rent escalators found in the original Master Lease Agreements; and

—

the leases for 11 nursing centers and 19 TC hospitals were moved to an amended and restated Master Lease No. 5 (“Master Lease No. 5”) and renewed for a ten year, seven month term effective October 1, 2014, with annual rents under Master Lease No. 5 increasing by $11 million on October 1, 2014 and otherwise subject to annual increases (up to a 4% cap) based on changes in the Consumer Price Index.

For accounting purposes, the Company began recording the additional rents over the new lease term on a straight-line basis beginning on October 1, 2013, the effective date of the agreements.

On September 30, 2013, the Company entered into agreements to renew early its leases with Ventas for the 2013 Renewal Facilities and to exit the 2013 Expiring Facilities. The lease term for the 2013 Renewal Facilities and the 2013 Expiring Facilities was scheduled to expire in April 2015. Under the terms of the agreements, the lease term for the 2013 Expiring Facilities expired on September 30, 2014. The Company transferred the operations of all of the 2013 Expiring Facilities to new operators during the year ended December 31, 2014. The results of operations and losses associated with the 2013 Expiring Facilities are reported as discontinued operations in the accompanying consolidated statement of operations for all historical periods.

NOTE 11 – LEASES (Continued)

2014 lease expirations

On December 27, 2014, the Company entered into an agreement with Ventas to transition the operations under the leases for the 2014 Expiring Facilities. The leases will terminate as to each such facility when the operation of such nursing center is transferred to a new operator, which is expected to occur during 2015. The current lease term for eight of these nursing centers is scheduled to expire on April 30, 2018. The current lease term for the ninth of these nursing centers is scheduled to expire on April 30, 2020. The Company will continue to operate these facilities until operations are transferred, but their operating results will be reflected in discontinued operations through the expiration of the lease term. The results of operations and losses associated with the 2014 Expiring Facilities are reported as discontinued operations in the accompanying consolidated statement of operations for all historical periods. Under the terms of the agreement, the Company incurred a $40 million lease termination fee in exchange for the early termination of the leases, which was paid to Ventas in January 2015.

Renewals

Following the exit of the 2014 Expiring Facilities, the Company will lease 36 nursing centers and 38 TC hospitals from Ventas within eight separate renewal bundles. Each bundle may be renewed for at least one five-year renewal term, provided notice of renewal is provided between 12 and 18 months prior to the expiration of the lease term. The following chart sets forth the current lease renewals under the Master Lease Agreements:

				Facility renewals
Renewal group	Master leases	Expiration date	Renewal date	Nursing centers	TC hospitals	Renewal bundles
Group 1	1, 2, 4	April 30, 2018	October 31, 2016 – April 29, 2017	11	6	3
Group 2	1, 2	April 30, 2020	October 31, 2018 – April 29, 2019	14	3	2
Group 3	5	April 30, 2023	October 31, 2021 – April 29, 2022	–	10	1
Group 4	5	April 30, 2025	October 31, 2023 – April 29, 2024	11	19	2

Conditions to effectiveness of renewals

The Company may not extend the Master Lease Agreements beyond any previously exercised renewal term if, at the time the Company seeks such extension and at the time such extension takes effect: (1) an event of default has occurred and is continuing or (2) a Medicare/Medicaid event of default and/or a licensed bed event of default has occurred and is continuing with respect to one, two or three leased properties, depending on the number of leased properties under a particular Master Lease Agreement. The renewal term of each Master Lease Agreement is subject to termination upon default by the Company and certain other conditions described in the Master Lease Agreements.

Rent appraisal process and the Company’s right to revoke such renewals

Under the Master Lease Agreements, if the Company provides Ventas with notice that it intends to renew one or more renewal bundles, Ventas may then initiate an appraisal process to establish a new fair market rental (as defined in the Master Lease Agreements) (“FMR”) for any or all of these bundles.

Under the appraisal process, an independent appraiser determines the FMR for each renewal bundle and each property within such renewal bundle. Once FMR is determined, the appraiser sends to both parties simultaneously the aggregate FMR for such renewal bundle and the FMR for each property within the bundle. Ventas, in its sole discretion, then determines whether: (1) to accept the appraised FMR for the renewal bundle in the aggregate or (2) make no changes to the current base rent and contingent annual rent escalator for the renewal bundle. If Ventas selects the new FMR for a renewal bundle, then the new FMR would become effective at the start of the renewal term unless we elect to revoke our renewal by the applicable deadline set forth in the Master Lease Agreements.

The determination of FMR requires certain levels of subjectivity and judgment related to the many variables that may be considered under the circumstances. As a result, it is important for investors to consider the possibility of a wide range of outcomes with respect to the appraisal process.